Schedule of Investments

August 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–96.73%
Diversified–44.23%
Energy Transfer L.P.	8,140,100	$109,647,138
Enterprise Products Partners L.P.	3,029,145	80,605,548
MPLX L.P.	3,260,232	113,749,495
ONEOK, Inc.	429,003	27,970,996
Williams Cos., Inc.	1,080,798	37,319,955
		369,293,132

Gathering & Processing–29.22%
Crestwood Equity Partners L.P.	280,575	8,024,445
EnLink Midstream LLC	1,874,145	23,314,364
Hess Midstream L.P., Class A	573,651	16,578,514
Targa Resources Corp.	1,155,414	99,654,457
Western Midstream Partners L.P.	3,614,043	96,458,805
		244,030,585

Natural Gas Pipeline Transportation–0.96%
DT Midstream, Inc.	153,311	8,016,632

Other Energy–6.37%
Cheniere Energy, Inc.	175,054	28,568,813
Cheniere Energy Partners L.P.	192,568	9,994,279
Sunoco L.P.	104,185	4,788,343
Westlake Chemical Partners L.P.	427,065	9,818,224
		53,169,659

	Units	Value
Petroleum Pipeline Transportation–15.95%
Genesis Energy L.P.	1,220,963	$12,075,324
Magellan Midstream Partners L.P.	639,592	42,481,701
NuStar Energy L.P.	841,766	14,107,998
Plains All American Pipeline L.P.	3,176,918	48,448,000
Plains GP Holdings L.P., Class A	1,004,599	16,113,768
		133,226,791
Total Master Limited Partnerships And Related Entities (Cost $490,145,652)		807,736,799

	Shares
Money Market Funds–4.86%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $40,555,665)(a)	40,555,665	40,555,665
TOTAL INVESTMENTS IN SECURITIES–101.59% (Cost $530,701,317)		848,292,464
OTHER ASSETS LESS LIABILITIES–(1.59)%		(13,264,901)
NET ASSETS–100%		$835,027,563

Notes to Schedule of Investments:

(a)	The rate shown is the 7-day SEC standardized yield as of August 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–132.09%
Diversified–60.51%
Energy Transfer L.P.(a)	2,494,702	$33,603,640
Enterprise Products Partners L.P.(a)	926,761	24,661,110
MPLX L.P.(a)	994,233	34,688,789
ONEOK, Inc.(a)	128,924	8,405,845
Williams Cos., Inc.(a)	330,307	11,405,501
		112,764,885

Gathering & Processing–40.03%
Crestwood Equity Partners L.P.(a)	83,410	2,385,526
EnLink Midstream LLC(a)	565,873	7,039,460
Hess Midstream L.P., Class A(a)	175,284	5,065,708
Targa Resources Corp.(a)	354,941	30,613,661
Western Midstream Partners L.P.(a)	1,104,636	29,482,737
		74,587,092

Natural Gas Pipeline Transportation–1.30%
DT Midstream, Inc.(a)	46,283	2,420,138

Other Energy–8.62%
Cheniere Energy, Inc.(a)	52,651	8,592,643
Cheniere Energy Partners LP(a)	60,099	3,119,138
Sunoco L.P.(a)	31,582	1,451,509
Westlake Chemical Partners L.P.(a)	126,622	2,911,040
		16,074,330

	Units	Value
Petroleum Pipeline Transportation–21.63%
Genesis Energy L.P.(a)	372,377	$3,682,809
Magellan Midstream Partners L.P.(a)	189,215	12,567,660
NuStar Energy L.P.(a)	257,348	4,313,152
Plains All American Pipeline L.P.(a)	971,026	14,808,147
Plains GP Holdings L.P., Class A(a)	307,305	4,929,172
		40,300,940
Total Master Limited Partnerships And Related Entities (Cost $185,012,968)		246,147,385

	Shares
Money Market Funds–8.14%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $15,163,842)(b)	15,163,842	15,163,842
TOTAL INVESTMENTS IN SECURITIES–140.23% (Cost $200,176,810)		261,311,227
OTHER ASSETS LESS LIABILITIES–(7.50)%		(13,972,402)
BORROWINGS–(32.73)%		(61,000,000)
NET ASSETS–100%		$186,338,825

Notes to Schedule of Investments:

(a)

As of August 31, 2023, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $150,862,010 as of August 31, 2023. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–104.36%
Diversified–29.99%
Energy Transfer L.P.	33,810,950	$455,433,502
Enterprise Products Partners L.P.	2,000,000	53,220,000
MPLX L.P.	12,829,596	447,624,604
		956,278,106

Gathering & Processing–30.49%
Antero Midstream Corp.(a)	24,294,063	294,444,044
Crestwood Equity Partners L.P.	3,716,827	106,301,252
EnLink Midstream LLC	17,182,821	213,754,293
Evolve Transition Infrastucture L.P.(b)	58,251	173,005
Hess Midstream L.P., Class A	1,350,000	39,015,000
Summit Midstream Partners L.P.(a)(b)	738,629	9,978,878
Western Midstream Partners L.P.	11,565,090	308,672,252
		972,338,724

Other Energy–19.54%
Arko Corp.	1,626,925	12,250,745
CrossAmerica Partners L.P.(a)	3,748,183	73,164,532
Enviva, Inc.	100,000	920,000
Global Partners L.P.(a)	2,637,261	82,493,524
KNOT Offshore Partners L.P.(a)	1,776,804	9,470,366
Kodiak Gas Services, Inc.(b)	1,000,000	18,290,000
Suburban Propane Partners L.P.	619,626	8,996,970
Sunoco L.P.	3,551,543	163,228,916
USA Compression Partners L.P.(a)	11,116,768	235,897,817
Westlake Chemical Partners L.P.	800,000	18,392,000
		623,104,870

	Units	Value
Petroleum Pipeline Transportation–23.69%
Delek Logistics Partners L.P.	941,387	$39,302,907
Genesis Energy L.P.(a)	7,495,932	74,134,767
Magellan Midstream Partners L.P.	1,000,218	66,434,480
NGL Energy Partners L.P.(a)(b)	12,412,037	46,917,500
NuStar Energy L.P.(a)	14,668,026	245,836,116
Phillips 66 Partners L.P.	500	57,080
Plains All American Pipeline L.P.	18,533,333	282,633,328
		755,316,178

Terminalling & Storage–0.65%
Martin Midstream Partners L.P.(a)	7,026,434	20,868,509
Total Master Limited Partnerships And Related Entities (Cost $2,162,255,426)		3,327,906,387

Preferred Master Limited Partnerships And Related Entities–0.08%
Other Energy–0.08%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,609,990

	Shares
Money Market Funds–1.36%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $43,232,368)(c)	43,232,368	43,232,368
TOTAL INVESTMENTS IN SECURITIES–105.80% (Cost $2,207,987,794)		3,373,748,745
OTHER ASSETS LESS LIABILITIES–(5.80)%		(185,030,264)
NET ASSETS–100%		$3,188,718,481

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

August 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2023.

				Change in Unrealized Appreciation (Depreciation)			Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2022	Purchases at Cost	Proceeds from Sales		Realized Gain (Loss)	Value August 31, 2023	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Antero Midstream Corp.[i]	$265,054,734	$9,248,680	$—	$34,330,328	$—	$294,444,044	$(14,189,698)	$—	$1,938,794
CrossAmerica Partners L.P.	75,001,142	—	—	4,066,778	—	73,164,532	(5,903,388)	—	—
Genesis Energy L.P.	81,346,001	1,098,810	(2,966,780)	(415,541)	(4,343,057)	74,134,767	(584,666)	2,863,504	—
Global Partners L.P.	127,503,020	—	(41,328,230)	(25,796,226)	29,769,611	82,493,524	(7,654,651)	—	—
KNOT Offshore Partners L.P.	20,362,174	—	—	(10,753,217)	—	9,470,366	(138,591)	—	—
Martin Midstream Partners L.P.	22,976,439	—	—	(2,003,580)	—	20,868,509	(104,350)	1,046	—
NGL Energy Partners L.P.	14,522,083	—	—	32,395,417	—	46,917,500	—	—	—
NuStar Energy L.P.	231,363,865	20,728,126	(12,552,000)	30,802,562	(7,219,502)	245,836,116	(17,286,935)	1,174,696	—
Summit Midstream Partners L.P.	15,289,620	—	—	(5,310,742)	—	9,978,878	—	—	—
Sunoco L.P.ii	235,377,456	—	(87,839,930)	(50,817,262)	70,092,757	163,228,916	(3,584,105)	6,187,547	—
USA Compression Partners L.P.	231,948,217	—	(31,865,490)	21,779,235	19,116,432	235,897,817	(5,080,577)	13,248,488	—
	$1,320,744,751	$31,075,616	$(176,552,430)	$28,277,752	$107,416,241	$1,256,434,969	$(54,526,961)	$23,475,281	$1,938,794
i.	As of November 30, 2022, the security was not considered as an affiliate of the Fund.
ii.	As of August 31, 2023, the security was not considered as an affiliate of the Fund.

(b)	Non-income producing.
(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

August 31, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–100.74%
Diversified–25.95%
Energy Transfer L.P.	9,533,271	$128,413,163
Enterprise Products Partners L.P.	2,944,474	78,352,453
MPLX L.P.	3,435,428	119,862,083
ONEOK, Inc.	508,975	33,185,170
TC Energy Corp.(a)	979	35,362
Williams Cos., Inc.	2,258,555	77,987,904
		437,836,135

Gathering & Processing–30.18%
Antero Midstream Corp.	7,250,954	87,881,562
Archrock, Inc.(b)	6,800,839	86,982,731
Crestwood Equity Partners L.P.	1,213,766	34,713,708
EnLink Midstream LLC	7,130,586	88,704,490
Hess Midstream L.P., Class A	1,419,355	41,019,359
Summit Midstream Partners L.P.(c)	171,723	2,319,971
Targa Resources Corp.	1,018,828	87,873,915
Western Midstream Partners L.P.	2,986,498	79,709,642
		509,205,378

Natural Gas Pipeline Transportation–0.56%
DT Midstream, Inc.	146,819	7,677,165
Equitrans Midstream Corp.	15,838	152,042
Kinder Morgan, Inc.	97,880	1,685,494
		9,514,701
Other Energy–21.44%
Arko Corp.	1,829,604	13,776,918
Cheniere Energy Partners LP	141,925	7,365,908
CrossAmerica Partners L.P.(b)	1,971,946	38,492,386
CSI Compressco L.P.(b)(d)	10,234,420	11,667,239
Global Partners L.P.(b)	1,739,319	54,405,898
Suburban Propane Partners L.P.	637,962	9,263,208
Sunoco L.P.	1,603,500	73,696,860
USA Compression Partners L.P.	3,000,277	63,665,878
Westlake Chemical Partners L.P.(b)	3,886,522	89,351,141
		361,685,436

	Units	Value

Petroleum Pipeline Transportation–22.12%
Chevron Corp.	137	$22,071
Delek Logistics Partners L.P.	140,163	5,851,805
Genesis Energy L.P.(b)	8,291,977	82,007,653
Holly Energy Partners L.P.	2,137,167	45,521,657
Magellan Midstream Partners L.P.	276,194	18,344,805
NGL Energy Partners L.P.(b)(c)	7,150,096	27,027,363
NuStar Energy L.P.(b)	4,753,382	79,666,682
Phillips 66 Partners L.P.	491	56,053
Plains All American Pipeline L.P.	5,609,426	85,543,746
Plains GP Holdings L.P., Class A	1,811,755	29,060,550
		373,102,385
Production & Mining–0.46%
Alliance Resource Partners L.P.	378,734	7,733,748

Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	186,311	553,344
Total Master Limited Partnerships And Related Entities (Cost $1,133,303,937)		1,699,631,127

Preferred Master Limited Partnerships And Related Entities–0.86%
Other Energy–0.86%
Global Partners L.P., 9.50%	97,881	2,554,685
Global Partners L.P., 9.75%(b)	464,884	11,966,114
		14,520,799
Total Preferred Master Limited Partnerships And Related Entities (Cost $14,069,125)		14,520,799

	Shares
Money Market Funds–3.53%
Fidelity Treasury Portfolio, Institutional Class, 5.20% (Cost $59,468,608)(e)	59,468,608	59,468,608
TOTAL INVESTMENTS IN SECURITIES–105.13% (Cost $1,206,841,670)		1,773,620,534
OTHER ASSETS LESS LIABILITIES–(5.13)%		(86,552,733)
NET ASSETS–100%		$1,687,067,801

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

August 31, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2023.

				Change in Unrealized Appreciation (Depreciation)			Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2022	Purchases at Cost	Proceeds from Sales		Realized Gain (Loss)	Value August 31, 2023	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Archrock, Inc.i,ii	$66,017,976	$7,796,310	$(19,901,942)	$34,585,260	$2,148,875	$86,982,731	$(3,663,748)	$—	$—
CrossAmerica Partners L.P.	40,313,347	—	(816,821)	1,717,972	428,553	38,492,386	(3,150,665)	—	—
CSI Compressco L.P.	14,004,092	—	(595,268)	4,657,907	(6,232,826)	11,667,239	(166,666)	144,800	—
Genesis Energy L.P.	78,682,721	14,338,266	(6,506,897)	7,124,090	(9,244,027)	82,007,653	(2,386,500)	1,082,325	—
Global Partners L.P.	60,494,002	—	(3,313,487)	57,825	2,299,855	54,405,898	(5,132,297)	—	—
NGL Energy Partners L.P.	8,546,817	—	(605,437)	21,177,711	(2,091,728)	27,027,363	—	—	—
Nustar Energy L.P.[i]i	91,443,215	—	(14,083,570)	21,520,871	(14,120,289)	79,666,682	(5,093,545)	1,040,229	—
Westlake Chemical Partners	94,377,202	—	(4,308,430)	2,620,791	1,575,399	89,351,141	(4,913,821)	762,146	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	12,700,270	—	(262,319)	(482,406)	10,569	11,966,114	—	—	862,139
	$466,579,642	$22,134,576	$(50,394,171)	$92,980,021	$(25,225,619)	$481,567,207	$(24,507,242)	$3,029,500	$862,139
i.	As of November 30, 2022, the security was not considered as an affiliate of the Fund.
ii.	As of August 31, 2023, the security was not considered as an affiliate of the Fund.

(c)	Non-income producing.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2023 represented less than 1% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

August 31, 2023

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1 - Prices are determined using quoted prices in an active market for identical assets.

2)

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

3)

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2023, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.